Debt securities in issue (Tables)	6 Months Ended
Jun. 30, 2025
Debt Securities In Issue [Abstract]
Schedule of debt securities in issue

	At 30 June 2025			At 31 December 2024
	At fair value through profit or loss £m	At amortised cost £m	Total £m	At fair value through profit or loss £m	At amortised cost £m	Total £m

Senior unsecured notes issued	4,344	18,877	23,221	4,608	22,902	27,510
Covered bonds	–	9,674	9,674	–	11,800	11,800
Commercial paper	–	6,758	6,758	–	4,797	4,797
Securitisation notes	18	5,745	5,763	22	5,185	5,207
Certificates of deposit issued	–	1,049	1,049	–	597	597
	4,362	42,103	46,465	4,630	45,281	49,911